Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Revision of Prior Period, Adjustment [Member] CNY (¥)	Restatement Adjusted Balance [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] Restatement Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] Restatement Adjusted Balance [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Restatement Adjusted Balance [Member] CNY (¥)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] Restatement Adjusted Balance [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] Restatement Adjusted Balance [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Accumulated Deficit [Member] Restatement Adjusted Balance [Member] CNY (¥)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Parent [Member] Restatement Adjusted Balance [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Non-controlling Interest [Member] Restatement Adjusted Balance [Member] CNY (¥)
Balance at Dec. 31, 2021	¥ 334,046				¥ 50			¥ 25			¥ 1,459,374					¥ (5,886)			¥ 1,191			¥ (1,122,153)				¥ 332,601				¥ 1,445
Balance at Dec. 31, 2021 | shares					74,309,007	74,309,007		40,136,560	40,136,560
Net (loss) income	(329,331)																					(328,221)				(328,221)				(1,110)
Issuance of a subsidiary's equity to a non-controlling interest holder	85																													85
Issuance of ordinary shares for the vested restricted share units and vested share options | shares					2,595,750	2,595,750
Class B common shares converted to Class A common shares					¥ 1			¥ (1)
Class B ordinary shares converted to Class A ordinary shares | shares					1,110,000	1,110,000		(1,110,000)	(1,110,000)
Share-based compensation	96,898										96,898															96,898
Other comprehensive loss	20,896															20,896										20,896
Issuance of ordinary shares to the depository bank | shares					876,380	876,380
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares					(590,750)	(590,750)
Clawback of shares under share incentive plan	(383)										(383)															(383)
Arrangement for employee stock withholding tax	(11,230)										(11,230)															(11,230)
Warrants arising from private placement	13,697										13,697															13,697
Balance at Dec. 31, 2022	124,678			¥ 122,256	¥ 51		¥ 51	¥ 24		¥ 24	1,558,356		¥ 1,558,356			15,010		¥ 15,010	1,191		¥ 1,191	(1,450,374)			¥ (1,452,794)	124,258			¥ 121,838	420			¥ 418
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022			¥ (2,422)																					¥ (2,420)				¥ (2,420)				¥ (2)
Balance at Dec. 31, 2022 | shares					78,300,387	78,300,387	78,300,387	39,026,560	39,026,560	39,026,560
Net (loss) income	(302,341)																					(301,700)				(301,700)				(641)
Issuance of a subsidiary's equity to a non-controlling interest holder	242,404																													0
Issuance of ordinary shares for the vested restricted share units and vested share options | shares					2,684,596	2,684,596
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")					¥ 5						242,399															242,404
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares					7,870,938	7,870,938
Share-based compensation	151,485										151,485															151,485
Acquisition of non-controlling interests	(7,449)										(8,099)															(8,099)				650
Other comprehensive loss	69															69										69
Issuance of ordinary shares to the depository bank | shares					236,000	236,000
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares					(1,085,820)	(1,085,820)
Appropriation of statutory reserve																			48			(48)
Arrangement for employee stock withholding tax	7,795										7,795															7,795
Balance at Dec. 31, 2023	214,219	$ 214,219			¥ 56	$ 56		¥ 24	$ 24		1,951,936	$ 1,951,936		¥ 0		15,079	$ 15,079		1,239	$ 1,239		(1,754,542)	$ (1,754,542)			213,792	$ 213,792			427	$ 427
Balance at Dec. 31, 2023 | shares					88,006,101	88,006,101		39,026,560	39,026,560
Net (loss) income	(230,032)	(31,514)																				(229,776)				(229,776)				(256)
Issuance of ordinary shares for the vested restricted share units and vested share options | shares					4,398,390	4,398,390
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	693,596				¥ 10						693,586															693,596
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares					12,559,844	12,559,844
Share-based compensation	273,124										273,124															273,124
Share repurchase	(10,085)													(10,085)												(10,085)
Other comprehensive loss	10,460	1,433														10,460										10,460
Issuance of ordinary shares to the depository bank | shares					1,568,490	1,568,490
Appropriation of statutory reserve																			533			(533)
Arrangement for employee stock withholding tax	4,532										4,532															4,532
Balance at Dec. 31, 2024	¥ 955,814	$ 130,946			¥ 66	$ 9		¥ 24	$ 3		¥ 2,923,178	$ 400,474		¥ (10,085)	$ (1,382)	¥ 25,539	$ 3,499		¥ 1,772	$ 243		¥ (1,984,851)	$ (271,923)			¥ 955,643	$ 130,923			¥ 171	$ 23
Balance at Dec. 31, 2024 | shares					106,532,825	106,532,825		39,026,560	39,026,560